Note 46 - Provisions or reversal provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions or reversal of provisions Abstract
Pensions and other post employment defined benefit obligations	€ 343	€ 332	€ 592
Other long term benefits	0	0	0
Commitments and guarantees given	(313)	56	10
Pending legal issues and tax litigation	318	76	(25)
Other Provisions Or Reversal Provisions	397	722	154
Total Provisions	€ (745)	€ (1,186)	€ (731)